Income and Expenses - General And Administrative Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income And Expenses [Line Items]
General and administrative expenses	€ 285.8	€ 94.0	€ 45.5
Depreciation and amortization
Disclosure Of Income And Expenses [Line Items]
General and administrative expenses	7.3	5.1	4.9
IT and office equipment
Disclosure Of Income And Expenses [Line Items]
General and administrative expenses	25.1	7.4	4.6
Wages, benefits and social security expense
Disclosure Of Income And Expenses [Line Items]
General and administrative expenses	90.5	33.0	19.1
Purchased services
Disclosure Of Income And Expenses [Line Items]
General and administrative expenses	70.2	26.0	6.4
Insurance premiums
Disclosure Of Income And Expenses [Line Items]
General and administrative expenses	30.4	4.8	1.1
Other
Disclosure Of Income And Expenses [Line Items]
General and administrative expenses	€ 62.3	€ 17.7	€ 9.4